UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristen M. Weitzel

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1564

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)

US Vegan Climate ETF
VEGN (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | July 31, 2026
This annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1,  2025, to July 31, 2026. You can find additional information about the Fund at https://veganetf.com/. You can also request this information  by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Strong performers for the fiscal year were semiconductor stocks such as Advanced Micro Devices (AMD), Broadcom (AVGO), Cisco (CSCO), Micron Technology (MU), with the majority of those returns coming in the second half of the fiscal year.  Additional support in the second half came from UnitedHealth (UNH) whereas Alphabet (GOOG), another performer in this fiscal year, was mainly a contributor in the first half.  Detractors were American Express (AXP), Salesforce (CRM), Intuit (INTU), and Marvell Technology, Inc. (MRVL) and ServiceNow (NOW), and Oracle (ORCL), with the latter stocks weak on fears that SaaS stocks market shares would be cannibalised by generative AI and the massive capital expenditure required by AI being borne by cloud service providers.  During the full fiscal year, all exclusion categories contributed to returns, except for animal-derived products, with energy production from fossil fuels and military and defense being the two largest contributors.  Over the second half of the fiscal year, all categories were contributors, with the two leaders for the year joined by captive animals, human rights violations, other environmental and tobacco.  Sector tilts in utilities, financials and materials were important contributors to fiscal year performance, joined by communications and consumer discretionary over and underweights in the second half.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	34.14	13.89	17.99
S&P 500 TR	19.56	12.86	16.06
Beyond Investing US Vegan Climate® GTR Index	35.11	14.63	18.81
Visit https://veganetf.com/ for more recent performance information.
US Vegan Climate ETF	PAGE 1	TSR-AR-26922A297

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$177,645,574
Number of Holdings	262
Net Advisory Fee	$858,848
Portfolio Turnover	32%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	4.6%
Apple, Inc.	4.5%
Advanced Micro Devices, Inc.	4.1%
Broadcom, Inc.	4.1%
Alphabet, Inc.	4.0%
NVIDIA Corp.	3.9%
Visa, Inc.	3.6%
Mastercard, Inc.	3.1%
Applied Materials, Inc.	3.0%
Cisco Systems, Inc.	3.0%

Top Sectors	(% of Net Assets)
Technology	53.3%
Financial	17.2%
Communications	16.7%
Consumer, Non-cyclical	5.9%
Industrial	4.4%
Consumer, Cyclical	1.9%
Energy	0.1%
Utilities	0.1%
Basic Materials	0.0%*
Cash & Other	0.4%
* Less than 0.05% of Net Assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://veganetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Beyond Investing, LLC documents not be householded, please contact Beyond Investing, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Beyond Investing, LLC or your financial intermediary.
US Vegan Climate ETF	PAGE 2	TSR-AR-26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2026	FYE 7/31/2025
(a) Audit Fees	$ 16,000	$ 15,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 3,500	$ 3,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2026	FYE 7/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

US Vegan Climate ETF (Ticker: VEGN)
Annual Financial Statements and Additional Information
July 31, 2026

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Basic Materials - 0.0%
Coeur Mining, Inc.	6,005	$89,534
Communications - 16.7%
Alphabet, Inc. - Class A	19,779	7,043,895
AppLovin Corp. - Class A(b)	1,497	592,662
Arista Networks, Inc.(b)	14,762	2,662,327
AST SpaceMobile, Inc.(b)	1,405	82,867
AT&T, Inc.	109,976	2,556,942
Booking Holdings, Inc.	4,651	897,178
CDW Corp.	754	111,449
Charter Communications, Inc. - Class A(b)	465	67,416
Ciena Corp.(b)	829	312,574
Cisco Systems, Inc.	45,554	5,283,808
Comcast Corp. - Class A	21,106	505,700
DoorDash, Inc. - Class A(b)	2,040	400,166
eBay, Inc.	2,644	301,442
EchoStar Corp. - Class A(b)	729	61,302
Expedia Group, Inc.	689	203,076
GoDaddy, Inc. - Class A(b)	745	61,641
Lyft, Inc. - Class A(b)	2,284	36,224
Match Group, Inc.	1,274	50,208
Omnicom Group, Inc.	1,674	131,744
Palo Alto Networks, Inc.(b)	12,625	4,189,354
Pinterest, Inc. - Class A(b)	3,308	79,425
Reddit, Inc. - Class A(b)	768	108,035
Sirius XM Holdings, Inc.	1,126	33,352
Snap, Inc. - Class A(b)	6,499	30,480
T-Mobile US, Inc.	2,782	480,479
Trade Desk, Inc. - Class A(b)	2,540	45,822
Ubiquiti, Inc.	24	13,357
VeriSign, Inc.	465	134,859
Verizon Communications, Inc.	65,508	3,066,430
Zillow Group, Inc. - Class A(b)	241	8,360
Zillow Group, Inc. - Class C(b)	1,008	34,333
		29,586,907
Consumer, Cyclical - 1.9%
AutoNation, Inc.(b)	148	31,435
BorgWarner, Inc.	1,214	77,380
CarMax, Inc.(b)	827	47,354
Copart, Inc.(b)	5,063	147,435
DR Horton, Inc.	1,513	216,450
Fastenal Co.	6,787	323,808
Ferguson Enterprises, Inc.	1,086	254,482
Genuine Parts Co.	797	99,123
Lennar Corp. - Class A	1,223	100,714
Lennar Corp. - Class B	48	3,874
Lithia Motors, Inc.	136	52,417
Live Nation Entertainment, Inc.(b)	939	163,508
LKQ Corp.	1,434	32,193
National Vision Holdings, Inc.(b)	441	9,720

	Shares	Value
NVR, Inc.(b)	15	$92,206
O’Reilly Automotive, Inc.(b)	4,944	441,746
PACCAR, Inc.	3,075	407,991
Planet Fitness, Inc. - Class A(b)	465	25,998
Pool Corp.	216	40,113
PulteGroup, Inc.	1,121	141,773
Rivian Automotive, Inc. - Class A(b)	4,812	73,239
Somnigroup International, Inc.	1,209	78,984
Toll Brothers, Inc.	555	80,969
Watsco, Inc.	205	63,407
WW Grainger, Inc.	252	348,319
		3,354,638
Consumer, Non-cyclical - 5.9%
Affirm Holdings, Inc.(b)	1,483	106,049
API Group Corp.(b)	2,165	85,907
Automatic Data Processing, Inc.	2,381	634,441
Avis Budget Group, Inc.(b)	102	14,019
Beyond Meat, Inc.(b)	2,955	1,673
Block, Inc.(b)	3,156	256,393
Celsius Holdings, Inc.(b)	1,070	31,255
Centene Corp.(b)	2,889	179,754
Cigna Group	1,532	427,505
elf Beauty, Inc.(b)	332	27,519
Equifax, Inc.	699	120,661
Ginkgo Bioworks Holdings, Inc.(b)	324	2,621
Global Payments, Inc.	1,366	114,853
H&R Block, Inc.	653	28,752
Hertz Global Holdings, Inc.(b)	2,101	3,330
Humana, Inc.	709	257,977
IQVIA Holdings, Inc.(b)	995	233,845
McKesson Corp.	723	619,025
Mobility Global, Inc.(b)	1,792	36,521
Molina Healthcare, Inc.(b)	305	59,664
Moody’s Corp.	906	433,412
Natera, Inc.(b)	801	214,476
Omnicell, Inc.(b)	248	8,772
Robert Half, Inc.	550	20,790
S&P Global, Inc.	1,792	738,179
Sunbelt Rentals Holdings, Inc.	2,442	175,629
Tenet Healthcare Corp.(b)	506	128,919
Toast, Inc. - Class A(b)	2,816	90,872
United Rentals, Inc.	370	399,326
UnitedHealth Group, Inc.	11,696	4,846,822
Verisk Analytics, Inc.	770	150,035
		10,448,996
Energy - 0.1%
Enphase Energy, Inc.(b)	657	24,664
First Solar, Inc.(b)	602	127,040
Plug Power, Inc.(b)	9,272	19,100
Sunrun, Inc.(b)	1,455	14,274
		185,078

The accompanying notes are an integral part of these financial statements.

1

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - 17.2%
AerCap Holdings NV	943	$142,299
Aflac, Inc.	2,724	347,256
Allstate Corp.	1,529	403,778
American Express Co.	8,483	2,852,409
American Tower Corp.	2,757	477,954
Ameriprise Financial, Inc.	535	292,024
Aon PLC - Class A	1,143	412,109
Arch Capital Group Ltd.(b)	2,021	203,171
Arthur J Gallagher & Co.	1,505	375,377
AvalonBay Communities, Inc.	820	152,200
Bank of New York Mellon Corp.	4,057	634,231
Brown & Brown, Inc.	1,727	121,581
Cboe Global Markets, Inc.	616	191,102
CBRE Group, Inc. - Class A(b)	1,728	253,688
Cincinnati Financial Corp.	905	160,800
Circle Internet Group, Inc.(b)	1,164	72,878
Citizens Financial Group, Inc.	2,504	179,412
CME Group, Inc.	2,141	573,338
CoStar Group, Inc.(b)	2,447	70,376
Crown Castle, Inc.	2,572	196,244
Equinix, Inc.	582	593,221
Equity Residential	2,000	132,900
Erie Indemnity Co. - Class A	147	35,580
Essex Property Trust, Inc.	377	107,121
Extra Space Storage, Inc.	1,237	183,125
Fidelity National Financial, Inc.	1,514	78,107
Fifth Third Bancorp	5,344	301,936
Huntington Bancshares, Inc.	11,971	203,986
Interactive Brokers Group, Inc. - Class A	2,504	220,327
Invitation Homes, Inc.	3,541	105,238
Iron Mountain, Inc.	1,746	213,571
KeyCorp	5,395	121,873
LPL Financial Holdings, Inc.	470	166,239
M&T Bank Corp.	879	216,489
Markel Group, Inc.(b)	71	133,646
Marsh & McLennan Companies, Inc.	2,846	539,858
Mastercard, Inc. - Class A	9,724	5,572,824
MetLife, Inc.	3,230	310,500
Nasdaq, Inc.	2,510	236,417
Progressive Corp.	3,453	730,033
Prologis, Inc.	5,505	796,078
Prudential Financial, Inc.	2,056	250,996
Public Storage	932	302,126
Raymond James Financial, Inc.	1,054	185,483
Realty Income Corp.	5,519	352,499
Regions Financial Corp.	5,050	156,297
Rocket Cos., Inc. - Class A(b)	5,423	69,957
SBA Communications Corp.	619	112,027
Simon Property Group, Inc.	1,904	436,720
Synchrony Financial	2,055	155,748

	Shares	Value
Tradeweb Markets, Inc. - Class A	686	$68,943
UDR, Inc.	1,781	67,963
Ventas, Inc.	2,806	262,389
Visa, Inc. - Class A	17,592	6,440,959
Welltower, Inc.	10,209	2,393,398
Willis Towers Watson PLC	556	186,771
		30,553,572
Industrial - 4.4%
A O Smith Corp.	659	39,626
Acuity, Inc.	178	58,453
Advanced Drainage Systems, Inc.	395	54,700
Allegion PLC	508	79,959
Amrize Ltd.	3,031	148,246
Builders FirstSource, Inc.(b)	640	42,522
Cognex Corp.	987	64,392
Coherent Corp.(b)	1,153	303,112
Comfort Systems USA, Inc.	205	354,586
Crown Holdings, Inc.	657	77,427
Deere & Co.	1,459	864,706
Dover Corp.	789	161,445
EMCOR Group, Inc.	259	206,534
Energizer Holdings, Inc.	399	8,367
Expeditors International of Washington, Inc.	782	131,290
Fabrinet(b)	210	91,436
FedEx Corp.	1,296	398,390
Fedex Freight Holding Co., Inc.(b)	647	90,923
Graphic Packaging Holding Co.	1,688	18,112
Hubbell, Inc.	313	147,908
ITT, Inc.	527	103,282
Jabil, Inc.	610	192,181
Johnson Controls International PLC	3,615	530,176
Lennox International, Inc.	181	75,274
Littelfuse, Inc.	145	64,109
Mettler-Toledo International, Inc.(b)	118	167,123
nVent Electric PLC	954	146,754
Otis Worldwide Corp.	2,299	165,413
Owens Corning	471	65,422
Rockwell Automation, Inc.	662	317,813
Saia, Inc.(b)	156	54,230
Silgan Holdings, Inc.	619	24,748
Simpson Manufacturing Company, Inc.	241	45,245
Smurfit Westrock PLC	3,040	139,749
Snap-on, Inc.	302	123,944
Stanley Black & Decker, Inc.	909	85,973
Symbotic, Inc.(b)	384	16,531
Terex Corp.	661	41,537
Toro Co.	572	52,550
Trane Technologies PLC	1,306	594,165
Trex Company, Inc.(b)	605	26,233
Trimble, Inc.(b)	1,370	77,515
United Parcel Service, Inc. - Class B	4,410	459,610

The accompanying notes are an integral part of these financial statements.

2

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - (Continued)
Vertiv Holdings Co. - Class A	2,056	$496,668
Westinghouse Air Brake Technologies Corp.	998	290,278
XPO, Inc.(b)	682	137,062
		7,835,719
Technology - 53.3%(c)
Accenture PLC - Class A	3,635	603,119
Adobe, Inc.(b)	2,390	598,480
Advanced Micro Devices, Inc.(b)	15,442	7,352,708
Apple, Inc.	25,645	7,921,997
Applied Materials, Inc.	10,621	5,391,963
Astera Labs, Inc.(b)	784	244,004
Atlassian Corp. - Class A(b)	1,000	101,015
Autodesk, Inc.(b)	1,247	292,047
Broadcom, Inc.	18,653	7,261,240
Broadridge Financial Solutions, Inc.	686	105,610
Cadence Design Systems, Inc.(b)	1,629	553,893
Cloudflare, Inc. - Class A(b)	1,850	516,113
Cognizant Technology Solutions Corp. - Class A	2,827	156,474
CoreWeave, Inc. - Class A(b)	1,493	107,153
Crowdstrike Holdings, Inc. - Class A(b)	14,756	2,816,330
Datadog, Inc. - Class A(b)	1,884	504,855
Dell Technologies, Inc. - Class C	1,683	682,238
Electronic Arts, Inc.	1,332	279,533
Everpure, Inc. - Class A(b)	1,845	142,379
Fair Isaac Corp.(b)	136	152,724
Fidelity National Information Services, Inc.	3,045	136,325
Fiserv, Inc.(b)	3,147	169,749
Fortinet, Inc.(b)	3,689	597,434
GLOBALFOUNDRIES, Inc.	456	22,795
Intel Corp.(b)	49,283	4,445,327
International Business Machines Corp.	14,492	3,241,136
Intuit, Inc.	1,591	502,867
IonQ, Inc.(b)	2,142	78,054
KLA Corp.	19,750	3,610,695
Lam Research Corp.	16,342	4,788,533
Lumentum Holdings, Inc.(b)	419	299,141
MACOM Technology Solutions Holdings, Inc.(b)	370	93,033
Marvell Technology, Inc.	13,175	2,471,103
Microchip Technology, Inc.	3,138	233,122
Micron Technology, Inc.	9,884	8,134,828
MKS, Inc.	368	109,462
MongoDB, Inc.(b)	461	155,578
Monolithic Power Systems, Inc.	278	396,436
MSCI, Inc.	415	237,480
NetApp, Inc.	1,164	207,774
NVIDIA Corp.	34,755	6,977,066
NXP Semiconductors NV	1,493	342,136

	Shares	Value
ON Semiconductor Corp.(b)	2,321	$189,417
Oracle Corp.	23,030	2,990,906
Paychex, Inc.	1,892	221,061
PTC, Inc.(b)	696	95,491
ROBLOX Corp. - Class A(b)	3,734	132,930
Salesforce, Inc.	14,034	2,582,537
Samsara, Inc. - Class A(b)	1,910	71,186
Sandisk Corp.(b)	2,132	2,590,018
Seagate Technology Holdings PLC	3,366	2,881,734
ServiceNow, Inc.(b)	6,182	687,624
Snowflake, Inc. - Class A(b)	1,980	580,694
SS&C Technologies Holdings, Inc.	1,248	96,158
Strategy, Inc. - Class A(b)	1,927	179,751
Super Micro Computer, Inc.(b)	3,025	85,910
Synopsys, Inc.(b)	1,126	437,744
Take-Two Interactive Software, Inc.(b)	1,020	247,778
Teradyne, Inc.	925	340,113
Texas Instruments, Inc.	12,895	3,555,667
Twilio, Inc. - Class A(b)	845	166,761
Veeva Systems, Inc. - Class A(b)	883	179,938
Western Digital Corp.	5,184	2,824,451
Workday, Inc. - Class A(b)	1,231	197,379
Zoom Communications, Inc. - Class A(b)	1,572	151,022
Zscaler, Inc.(b)	580	87,696
		94,607,915
Utilities - 0.1%
American Water Works Company, Inc.	1,154	154,832
TOTAL COMMON STOCKS (Cost $123,785,608)		176,817,191
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58%(d)	783,952	783,952
TOTAL MONEY MARKET FUNDS (Cost $783,952)		783,952
TOTAL INVESTMENTS - 100.0% (Cost $124,569,560)		177,601,143
Other Assets in Excess of Liabilities - 0.0%(a)		44,431
TOTAL NET ASSETS - 100.0%		$177,645,574

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

US VEGAN CLIMATE ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

ASSETS:
Investments, at value	$177,601,143
Dividends receivable	133,112
Dividend tax reclaims receivable	1,450
Total assets	177,735,705
LIABILITIES:
Payable to Adviser	90,131
Total liabilities	90,131
NET ASSETS	$ 177,645,574
Net Assets Consist of:
Paid-in capital	$133,867,332
Total distributable earnings/(accumulated losses)	43,778,242
Total net assets	$ 177,645,574
Net assets	$177,645,574
Shares issued and outstanding (unlimited shares authorized without par value)	2,375,000
Net asset value per share	$74.80
Cost:
Investments, at cost	$124,569,560

The accompanying notes are an integral part of these financial statements.

4

US VEGAN CLIMATE ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2026

INVESTMENT INCOME:
Dividend income	$1,626,534
Less: issuance fees	(13)
Less: dividend withholding taxes	(258)
Total investment income	1,626,263
EXPENSES:
Investment advisory fee	858,848
Excise tax expense	837
Total expenses	859,685
Net investment income (loss)	766,578
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,300,644)
In-kind redemptions	25,196,382
Net realized gain (loss)	20,895,738
Net change in unrealized appreciation (depreciation) on:
Investments	21,677,861
Net change in unrealized appreciation (depreciation)	21,677,861
Net realized and unrealized gain (loss)	42,573,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 43,340,177

The accompanying notes are an integral part of these financial statements.

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US VEGAN CLIMATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$766,578	$657,059
Net realized gain (loss)	20,895,738	11,627,815
Net change in unrealized appreciation (depreciation)	21,677,861	2,602,884
Net increase (decrease) in net assets from operations	43,340,177	14,887,758
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(873,050)	(534,961)
Total distributions to shareholders	(873,050)	(534,961)
CAPITAL TRANSACTIONS:
Shares sold	46,178,920	26,947,042
Shares redeemed	(31,635,915)	(21,712,973)
Net increase (decrease) in net assets from capital transactions	14,543,005	5,234,069
Net increase (decrease) in net assets	57,010,132	19,586,866
NET ASSETS:
Beginning of the year	120,635,442	101,048,576
End of the year	$ 177,645,574	$120,635,442
SHARES TRANSACTIONS
Shares sold	650,000	500,000
Shares redeemed	(425,000)	(400,000)
Total increase (decrease) in shares outstanding	225,000	100,000

The accompanying notes are an integral part of these financial statements.

6

US Vegan Climate ETF
Financial Highlights

	Year Ended July 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$56.11	$49.29	$40.35	$35.26	$40.24
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.34	0.31	0.28	0.28	0.22
Net realized and unrealized gain (loss) on investments(b)	18.74	6.77	8.92	5.09	(5.01)
Total from investment operations	19.08	7.08	9.20	5.37	(4.79)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.26)	(0.26)	(0.28)	(0.19)
Total distributions	(0.39)	(0.26)	(0.26)	(0.28)	(0.19)
Net asset value, end of year	$74.80	$56.11	$49.29	$40.35	$35.26
TOTAL RETURN	34.14%	14.40%	22.90%	15.36%	−11.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$177,646	$120,635	$101,049	$75,656	$67,876
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of tax expense to average net assets .	0.00%(c)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.53%	0.60%	0.64%	0.80%	0.56%
Portfolio turnover rate(d)	32%	15%	18%	20%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than 0.005%
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026
NOTE 1 – ORGANIZATION
US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.
The end of the reporting period for the Fund is July 31, 2026. The current fiscal period is the period from August 1, 2025 through July 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$176,817,191	$—	$—	$176,817,191
Money Market Funds	783,952	—	—	783,952
Total Investments	$177,601,143	$—	$—	$177,601,143

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for

9

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2026, the following table shows the reclassifications made:

Distributable Earnings (Accumulated losses)	Paid-In Capital
$(25,146,322)	$25,146,322

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CEO of Beyond Investing LLC, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

10

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets up to $150 million, then an annual rate of 0.50% is adopted on average daily net assets in excess of $150 million. The Adviser is responsible for paying the Sub-Adviser. The Index that the Fund tracks was developed by Beyond Advisors IC, an affiliate of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $54,396,437 and $46,858,812, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, there was $39,107,307 of in-kind transactions associated with creations and $32,244,368 associated with redemptions.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at July 31, 2026 were as follows:

Tax cost of investments	$127,028,756
Gross tax unrealized appreciation	62,748,712
Gross tax unrealized depreciation	(12,176,325)
Net tax unrealized appreciation (depreciation)	50,572,387
Undistributed ordinary income	121,679
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(6,915,824)
Distributable earnings (accumulated deficit)	$43,778,242

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

11

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2026(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2026, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of July 31, 2026, the Fund had $2,959,729 of short-term capital loss carryforward and $3,956,095 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2026 and July 31, 2025, was as follows:

	Year Ended July 31,
	2026	2025
Ordinary Income	$873,050	$534,961

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors. As of July 31, 2026 the Fund was concentrated in the Technology sector.

12

US VEGAN CLIMATE ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of US Vegan Climate ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of US Vegan Climate ETF (the “Fund”), a series of ETF Series Solutions, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 28, 2026

13

US Vegan Climate ETF
FEDERAL TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2026, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2026 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

14

US VEGAN CLIMATE ETF
ADDITIONAL INFORMATION
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

15

US Vegan Climate ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 24-26, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (the “Adviser”) and the Trust, on behalf of U.S. Vegan Climate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s historical performance; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the draft Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, an Adviser representative provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations. The Board also noted that the Adviser is responsible for monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that Beyond Advisors IC (“Beyond Advisors”), an affiliate of the Adviser, acts as index provider to the underlying index, and the index was created by Beyond Advisors based on Beyond Advisors’ intellectual property.
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its underlying index before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods ended March 31, 2026, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board further noted that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the three-year period. The Board also

16

US Vegan Climate ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
noted, however, that the Fund underperformed the same benchmark over the one-, five-year and since inception periods. In comparing their returns, the Board considered that the Fund, unlike its benchmark, does not seek broad exposure to the large-cap U.S. equity market; rather, the Fund is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
The Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2026, had been included in the Materials, including the FUSE Report, which compared the performance results of the Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of passively managed, U.S. equity, ESG/impact/sustainable ETFs with similar pricing characteristics (the “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (the “Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and principal investment strategies as the Fund. The Board further noted that although the funds in the Selected Peer Group are broadly based large-cap funds that are fossil-free and meet certain ESG-inspired criteria, none of the funds in the Selected Peer Group employ all of the same vegan restrictions and policies applicable to the Fund.
The Board noted that, for the three- and five-year periods ended March 31, 2026, the Fund outperformed the median return of funds in its Peer Group, but slightly underperformed the median return of the Peer Group funds for the one-year period, and equaled the median returns of these same funds for the since inception period. In comparison to the Peer Universe, the Fund outperformed the median returns of these funds for the three-, five-year and since inception periods ended March 31, 2026, but underperformed the median return of the Peer Universe funds for the one-year period. The Board also considered that the Fund performed in line with the funds in its Selected Peer Group over the three- and five-year periods ended March 31, 2026, and underperformed most of the funds in its Selected Peer Group over the one-year period.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, the Fund a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio to those of its Peer Group and Peer Universe, as shown in the FUSE Report, as well as its Selected Peer Group. The Board noted that the Fund had the highest net expense ratio among all of the funds in both its Peer Group and Peer Universe. In addition, the Board observed that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Selected Peer Group. The Board also considered that the Adviser had implemented an advisory fee breakpoint, effective as of December 11, 2025, that will reduce the Adviser’s management fee by 10 basis points on average daily net assets in excess of $150 million.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement. The Board noted that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board determined that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. In particular, the Board noted that the Fund’s unitary fee structure contains a single management fee breakpoint reduction as Fund assets grow. The Board also considered that the Fund currently manages assets in excess of this breakpoint level. The Board also noted its intention to monitor fees as the

17

US Vegan Climate ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Fund grows in size and assess whether additional advisory fee breakpoints may be warranted in the future should the Adviser realize additional economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

18

US Vegan Climate ETF
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 11-12, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Beyond Investing LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the US Vegan Climate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser to the Fund; (ii) the Fund’s historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by FUSE Research Network (“FUSE”), an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “FUSE Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference nine days before the Meeting to discuss their initial thoughts regarding the draft Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.

19

US Vegan Climate ETF
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods ended December 31, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the three-year period, but underperformed its benchmark over the one-year and five-year periods. The Board considered, however, that the Fund does not seek broad exposure to the large-cap U.S. equity market like its benchmark; rather, the Fund seeks to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
The Board then observed that additional information regarding the Fund’s past investment performance, for periods ended December 31, 2025, had been included in the Materials, including the FUSE Report, which compared the performance results of the Fund with the returns of two groups of the Fund’s peer funds: (1) the broader category group of passively managed, U.S. equity, ESG/impact/sustainable ETFs with similar pricing characteristics (the “Peer Universe”) and (2) a group of ETFs selected from the Peer Universe by FUSE as most comparable to the Fund (the “Peer Group”). The Board then noted that, for the Peer Group, the Fund outperformed the median returns of these funds for the three- and five-year periods ended December 31, 2025, underperformed the median return of these funds for the one-year period, and equaled the median returns of these funds for the since inception period. In comparison to the Peer Universe, the Fund outperformed the median returns of these funds for the three-year and since inception periods ended December 31, 2025, underperformed the median return of these funds for the one-year period, and equaled the median returns of these funds for the five-year period.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Fund and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account analyses of the Sub-Adviser’s profitability with respect to the Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate includes asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	10/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, President (principal executive officer)

Date	10/6/2026

By (Signature and Title)*	/s/ Kyle L. Kroken
Kyle L. Kroken, Treasurer (principal financial officer)

Date	10/6/2026

* Print the name and title of each signing officer under his or her signature.